Fair Value Measurements (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of notes payable	$ 605,200,000	$ 381,000,000
Notes outstanding	573,924,000	391,254,000
Pipe and other equipment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment charge for equipments held in inventory	$ 0	$ 0